CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 97,515	$ 68,960	$ 38,850
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization of deferred gains, premiums and discounts on loans, investments, Farmer Mac Guaranteed Securities and USDA Guaranteed Securities	26,217	19,643	14,326
Amortization of debt premiums, discounts and issuance costs	11,839	14,658	12,800
Net change in fair value of trading securities, hedged assets, financial derivatives and loans held for sale	(44,362)	(1,017)	44,124
Gains on sale of available-for-sale investment securities	(2,113)	(18)	(269)
Gains on repurchase of debt	(1,462)	0	0
Gains on sale of real estate owned	(1,236)	(878)	(974)
Total provision for/(release of) losses	448	1,875	(2,347)
Deferred income taxes	6,670	(1,982)	(18,939)
Stock-based compensation expense	2,967	2,428	2,929
Proceeds from repayment and sale of trading investment securities	774	810	83,858
Purchases of loans held for sale	0	(171,925)	(214,116)
Proceeds from repayment of loans purchased as held for sale	168,589	151,473	95,991
Net change in:
Interest receivable	(3,835)	6,938	(19,982)
Guarantee and commitment fees receivable	(2,115)	(10,405)	3,368
Other assets	52,872	(43,200)	(9,623)
Accrued interest payable	1,993	(9,075)	3,723
Other liabilities	(771)	5,018	(6,899)
Net cash provided by operating activities	313,990	33,303	26,820
Cash flows from investing activities:
Purchases of loans held for investment	(911,846)	(564,251)	(489,483)
Purchases of defaulted loans	(6,704)	(17,024)	(21,663)
Proceeds from repayment of loans purchased as held for investment	265,151	289,318	292,484
Proceeds from sale of real estate owned	4,042	2,056	4,201
Net cash provided by/(used in) investing activities	(995,093)	(1,328,810)	(2,004,814)
Cash flows from financing activities:
Excess tax benefits related to stock-based awards	1,160	2,113	243
Payments to third parties on debt securities of consolidated trusts	(56,278)	(106,438)	(148,234)
Proceeds from common stock issuance	1,913	2,935	22
Proceeds from Series A Preferred Stock Issuance	58,333	0	0
Retirement of Series C Preferred stock	(57,578)	0	0
Dividends paid - Non-controlling interest - preferred stock	(22,187)	(22,187)	(22,187)
Dividends paid on common and preferred stock	(7,979)	(7,084)	(4,946)
Net cash provided by financing activities	644,852	1,264,025	2,065,120
Net (decrease)/increase in cash and cash equivalents	(36,251)	(31,482)	87,126
Cash and cash equivalents at beginning of period	785,564	817,046	729,920
Cash and cash equivalents at end of period	749,313	785,564	817,046
Medium-term Notes [Member]
Cash flows from financing activities:
Proceeds from issuance of discount notes and medium-term notes	2,886,783	3,358,188	2,295,579
Payments to redeem discount notes and medium-term notes	(2,066,602)	(1,790,000)	(1,366,275)
Discount Notes [Member]
Cash flows from financing activities:
Proceeds from issuance of discount notes and medium-term notes	64,859,652	67,404,261	68,770,286
Payments to redeem discount notes and medium-term notes	(64,952,365)	(67,577,763)	(67,459,368)
Investment Securities [Member]
Cash flows from investing activities:
Purchases of available-for-sale investment securities and Farmer Mac Guaranteed Securities and USDA Guaranteed Securities	(1,703,082)	(1,888,352)	(1,694,794)
Proceeds from repayment of available-for-sale investment securities, Farmer Mac Guaranteed Securities and USDA Guaranteed Securities	1,350,491	1,410,427	891,108
Proceeds from sale of available-for-sale investment securities	366,562	7,018	447,864
Farmer Mac Guaranteed Securities and USDA Securities [Member]
Cash flows from investing activities:
Purchases of available-for-sale investment securities and Farmer Mac Guaranteed Securities and USDA Guaranteed Securities	(1,635,394)	(1,469,057)	(2,209,604)
Proceeds from repayment of available-for-sale investment securities, Farmer Mac Guaranteed Securities and USDA Guaranteed Securities	1,125,270	862,992	749,399
Farmer Mac Guaranteed Securities [Member]
Cash flows from investing activities:
Proceeds from sale of Farmer Mac Guaranteed Securities	$ 150,417	$ 38,063	$ 25,674